Costs and expenses by nature (Tables)	6 Months Ended
Jun. 30, 2020
Costs and expenses by nature
Schedule of cost of goods sold and services rendered

	Three -month period ended June 30,		Six -month period ended June 30,
	2020	2019	2020	2019
Personnel	362	530	775	992
Materials and services	748	972	1,553	1,925
Fuel oil and gas	206	337	485	684
Maintenance	616	713	1,286	1,341
Energy	147	201	336	413
Acquisition of products	199	137	261	244
Depreciation and depletion	734	871	1,463	1,619
Freight	691	844	1,387	1,605
Others	509	568	944	1,051
Total	4,212	5,173	8,490	9,874

Cost of goods sold	4,086	5,001	8,203	9,541
Cost of services rendered	126	172	287	333
Total	4,212	5,173	8,490	9,874

Schedule of selling and administrative expenses

	Three-month period ended June 30,		Six-month period ended June 30,
	2020	2019	2020	2019
Selling	20	25	37	46
Personnel	40	41	87	87
Services	33	13	51	27
Depreciation and amortization	14	16	31	30
Others	17	15	33	30
Total	124	110	239	220

Schedule of other operating expenses (income), net

	Three-month period ended June 30,		Six-month period ended June 30,
	2020	2019	2020	2019
Provision for litigations (i)	44	161	63	240
Profit sharing program	13	16	45	51
COVID-19 expenses	85	—	85	—
Others (ii)	95	(142)	106	(172)
Total	237	35	299	119
(i)	In 2019, includes the change in the expected outcome of probable loss of the lawsuit related to the accident of ship loaders, at the Praia Mole maritime terminal, in Espírito Santo.
(ii)	In 2019, includes the reversal of the amount provided for the legal proceedings related to the Rede Ferroviária Federal S.A lawsuit.